Related Party Transactions (Predecessor) - Clarion Unwind Fee (Details) - Clarion - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2018	Nov. 30, 2017	Dec. 31, 2021	Dec. 31, 2014
Shareholders' Agreement
Related Party Transactions
Unwind fee				$ 9,550
Side Letter
Related Party Transactions
Minimum period to pay unwind fee upon accelerated event		30 days
Side Letter | Evolus
Related Party Transactions
Age considered for adult patients to severe glabellar lines	65 years
Distribution Agreement
Related Party Transactions
Gain from cancellation of unwind fee			$ 9,550
Distribution Agreement | Evolus
Related Party Transactions
Minimum period for claim or interruption		60 days
Net proceeds		$ 700,000